Income Taxes (Details) - Schedule of Company’s Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Operating loss carryforwards	$ 4,405	$ 3,752
Research and development	780	592
Accrued expenses	304	219
Lease liability	39	62
Other	25	30
Total deferred tax assets	5,553	4,655
Deferred tax liabilities
Right of use asset	(46)	(70)
Total deferred tax liabilities	(46)	(70)
Valuation allowance	(5,507)	(4,585)	$ (4,317)
Deferred tax assets, net of valuation allowance